Debt (Details) $ in Millions, $ in Millions		3 Months Ended			6 Months Ended
	Mar. 16, 2022 CAD ($)	Jun. 30, 2022 CAD ($)	Mar. 31, 2022 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)	Aug. 03, 2022 CAD ($)	Feb. 11, 2022 CAD ($)	Feb. 11, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Early debt redemption costs		$ 0	$ (18)	$ 0	$ (18)	$ (53)
Maximum amount available under securitization program		1,300			1,300
Securitized trade receivables		$ 900			$ 900
Entering into significant commitments or contingent liabilities
Disclosure of detailed information about borrowings [line items]
Maximum amount available under securitization program							$ 2,300
Securitized trade receivables							1,600
Total securitized trade receivables collateralized							$ 3,200
Series US-7 Notes
Disclosure of detailed information about borrowings [line items]
Principal amount								$ 954	$ 750
Series M-26 medium term note
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding	$ 1,000
Fixed interest rate | Series US-7 Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)								3.65%	3.65%
Fixed interest rate | Series M-26 medium term note
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.35%